Disposal of Subsidiaries (Details)			12 Months Ended
	Sep. 03, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jul. 29, 2024 CNY (¥)
Disposal Of Subsidiaries [Line Items]
Total consideration					$ 5,267,317
Gain of disposal					$ 4,802,411
Income/loss before tax	$ 141,340		$ 542,235	$ 395,218
DSY Dongguan [Member] | Equity Transfer Agreement [Member]
Disposal Of Subsidiaries [Line Items]
Total consideration		$ 5,267,317				¥ 38,000,000
Gain of disposal	$ 4,802,411
DSY Dongguan [Member] | Equity Transfer Agreement [Member] | Third Party [Member]
Disposal Of Subsidiaries [Line Items]
Percentage of dispose equity		100.00%